Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Total property and equipment, Gross	$ 24,035	$ 17,602
Less: Accumulated depreciation	(216)	(63)
Total property and equipment, Net	23,819	17,539
Solar energy facilities [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, Gross	6,615	5,134
Software and computers [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, Gross	23
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, Gross	48	48
Vehicles Owned [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, Gross	35
Construction in progress [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, Gross	$ 17,314	$ 12,420